Fair Value Measurements - Summary of Assets Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 43,490	$ 33,819	$ 106,619
Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds, included in cash and cash equivalents	43,490	14,904	71,579
Commercial paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		14,935	12,078
Government securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		3,980	22,962
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	43,490	14,904	71,579
Level 1 [Member] | Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds, included in cash and cash equivalents	$ 43,490	14,904	71,579
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		18,915	35,040
Level 2 [Member] | Commercial paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		14,935	12,078
Level 2 [Member] | Government securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		$ 3,980	$ 22,962